Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended		12 Months Ended		20 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 29, 2025	Jul. 30, 2024	Mar. 31, 2016	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2026	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000244082
Account Value [Line Items]
Line Graph and Table Measure Name														Hodges Blue Chip Equity Income Fund
Accumulated Value				$ 10,000											$ 11,388		$ 12,946	$ 13,662	$ 12,206	$ 19,106	$ 22,467	$ 21,353	$ 27,174	$ 30,964	$ 37,527
C000244083
Account Value [Line Items]
Line Graph and Table Measure Name														Hodges Fund
Accumulated Value				10,000											13,064		14,616	12,505	6,746	19,005	19,519	17,091	22,816	22,456	29,461
C000263105
Account Value [Line Items]
Line Graph and Table Measure Name														Hodges Small Cap Growth Fund
Accumulated Value	$ 10,000	$ 10,000			$ 10,784	$ 10,809	$ 10,586	$ 10,888	$ 10,719	$ 11,400	$ 11,831	$ 11,299
C000244085
Account Value [Line Items]
Line Graph and Table Measure Name														Hodges Small Cap Growth Fund
Accumulated Value				10,000											11,721		13,220	12,855	7,782	19,544	19,806	18,934	23,103	21,992	27,260
C000244084
Account Value [Line Items]
Line Graph and Table Measure Name														Hodges Small Cap Growth Fund
Accumulated Value				10,000											11,681		13,140	12,751	7,703	19,279	19,495	18,582	22,632	21,483	26,567
C000252100
Account Value [Line Items]
Line Graph and Table Measure Name														Hodges Small Intrinsic Value Fund
Accumulated Value			$ 10,000										$ 8,474			$ 9,815
C000244086
Account Value [Line Items]
Line Graph and Table Measure Name														Hodges Small Intrinsic Value Fund
Accumulated Value				10,000											11,653		12,765	11,372	6,990	17,721	19,946	18,764	22,511	19,042	21,986
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000											11,743		13,384	14,629	13,455	21,607	24,474	22,420	29,116	31,394	36,964
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000											11,717		13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	9,951	10,000			10,153	10,524	10,770	10,797	10,803	10,960	10,877	10,335
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000											11,717		13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000											11,717		13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000										10,418			12,273
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000											11,717		13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000											11,717		13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 9,861	$ 10,000			$ 10,566	$ 10,894	$ 11,091	$ 11,198	$ 11,133	$ 11,729	$ 11,823	$ 11,232
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000											12,622		14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000											12,622		14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			$ 10,000										$ 8,990			$ 11,515
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				$ 10,000											$ 12,937		$ 13,600	$ 13,624	$ 9,585	$ 18,888	$ 19,515	$ 16,987	$ 20,172	$ 19,542	$ 25,032